Investment Objectives and Goals	Sep. 09, 2026
Kurv U.S. Small Cap TaxOptimized ETF
Prospectus [Line Items]
Risk/Return [Heading]	Kurv U.S. Small Cap TaxOptimized ETF (TICKER: SCTO) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv U.S. Small Cap TaxOptimized Equity ETF (the “US Small Cap Fund”) seeks to maximize total return.
Objective, Secondary [Text Block]	A secondary objective seeks to maximize risk-adjusted after tax current income.
Kurv International Equity TaxOptimized ETF
Prospectus [Line Items]
Risk/Return [Heading]	Kurv International Equity TaxOptimized ETF (TICKER: DMTO) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv International Equity TaxOptimized ETF (the “International Fund”) seeks total return which exceeds that of its benchmark index consistent with prudent investment management.
Objective, Secondary [Text Block]	A secondary objective seeks to maximize risk-adjusted after tax current income.
Kurv European Equity TaxOptimized ETF
Prospectus [Line Items]
Risk/Return [Heading]	Kurv European Equity TaxOptimized ETF (TICKER: EUTO) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv European Equity TaxOptimized ETF (the “European Fund”) seeks total return which exceeds that of its benchmark index consistent with prudent investment management.
Objective, Secondary [Text Block]	A secondary objective seeks to maximize risk-adjusted after tax current income.
Kurv Japan Equity TaxOptimized ETF
Prospectus [Line Items]
Risk/Return [Heading]	Kurv Japan Equity TaxOptimized ETF (TICKER: JPTO) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Japan Equity TaxOptimized ETF (the “Japan Fund”) seeks total return which exceeds that of its benchmark index consistent with prudent investment management.
Objective, Secondary [Text Block]	A secondary objective seeks to maximize risk-adjusted after tax current income.
Kurv Emerging Market Equity TaxOptimized ETF
Prospectus [Line Items]
Risk/Return [Heading]	Kurv Emerging Markets Equity TaxOptimized ETF (TICKER: EMTO) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Emerging Markets Equity TaxOptimized ETF (the “EM Equity Fund”) seeks total return which exceeds that of its benchmark index consistent with prudent investment management.
Objective, Secondary [Text Block]	A secondary objective seeks to maximize risk-adjusted after tax current income.